Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Loans and Advances to Customers

Loans and advances to customers by type

	30 June	31 December
	2018	2017
Loans to, or guaranteed by, public authorities	43,215	46,372
Loans secured by mortgages	329,224	323,959
Loans guaranteed by credit institutions	2,153	1,979
Personal lending	24,656	23,236
Asset backed securities		2,209
Corporate loans	190,443	178,669

	589,691	576,424
Loan loss provisions	(4,977)	(4,515)

	584,714	571,909

Summary of Loans and Advances to Customers by Subordination	Loans and advances to customers by subordination

	30 June	31 December
	2018	2017
Non-subordinated	584,563	571,429
Subordinated	152	480

	584,714	571,909

Summary of Loan Loss Provisions

Total Loan loss provisions by type

					30 June 2018	31 December 2017
	12-month ECL	Lifetime ECL not credit impaired	Lifetime ECL credit impaired	Purchased credit impaired	Total	Total
Cash and balances with central banks
Loans and advances to banks	3	1			4	8
Debt instruments at fair value through other comprehensive income	9	1	4		15	n/a
Securities at amortised cost	12		4		16	n/a
Loans and advances to customers	432	928	3,615	2	4,977	4,515
Guarantees			84		84
Irrevocable loan commitments	5	7	6		19

	462	937	3,713	2	5,115	4,523
Provisions for other off-balance sheet items[1]					1	105

					5,116	4,628

1	These amounts relate to off-balance sheet exposure in scope of IAS 37 for which stage information is not applicable.

Summary of Changes in Loan Loss Provisions

Credit quality analysis : Loans and advances to customers (at amortised cost)

					30 June 2018	31 December 2017
	12-month ECL	Lifetime ECL not credit impaired	Lifetime ECL credit impaired	Purchased credit - impaired	Total	Total
Grades 1-10: Investment grade	342,955	4,388			347,343	332,181
Grades 11-17: Non–investment grade	197,921	27,768			225,689	226,494
Grades 18-19: Substandard grade		5,632			5,632	5,703
Grade 20-22: Non-performing grade			11,025	2	11,027	12,047
Loan loss provision	(432)	(928)	(3,615)	(2)	(4,977)	(4,515)

Carrying amount	540,444	36,860	7,410		584,714	571,909

Summary of Loans Loss Provision per Stage

Total Loans loss provision per stage

	30 June	1 January
	2018	2018
Stage 1 – 12 month ECL	462	438
Stage 2 – Lifetime ECL not credit impaired	937	955
Stage 3 – Lifetime ECL credit impaired	3,713	4,023
Purchased credit impaired	2	7

Total	5,115	5,423